Commitments - Summary Of Undiscounted Lease Commitments (Details)	May 31, 2023 CAD ($)	Aug. 31, 2022 USD ($)
2023
Commitments
Undiscounted lease commitments		$ 105,000
2024
Commitments
Undiscounted lease commitments	$ 67,990	159,000
2025
Commitments
Undiscounted lease commitments	164,536	162,000
2026
Commitments
Undiscounted lease commitments	167,827	165,000
2027 and thereafter
Commitments
Undiscounted lease commitments	$ 448,815	$ 225,000